U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2022
U. S. GOVERNMENT SECURITIES

NOTE 3 - U.S. GOVERNMENT SECURITIES

U.S. Government Securities at January 31, 2022 and 2021 are classified as held-to-maturity and mature as follows:

	2022		2021
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$—	$—	$9,906,669	$9,906,847

Due after one year	—	—	—	—

	$—	$—	$9,906,669	$9,906,847

The fair value of U.S. Government Securities have been valued using level 1 inputs.